Stock-Based Compensation (Additional Information) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 OptionPlan	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future grants under the PPG Omnibus Plan	8.5
Total stock-based compensation cost	$ 71	$ 34	$ 51
Discontinued Operation, Share-based Compensation	2	2	1
Total income tax benefit recognized related to the stock-based compensation	25	13	18
Number of stock option plans	2
Options exercisable period, minimum	6 months
Options exercisable period, maximum	48 months
Maximum term of the outstanding stock options for the PPG Omnibus Plan and the PPG Stock Plan for certain employees	10 years
Description of the terms of the outstanding stock options for the PPG Omnibus Plan and the PPG Stock Plan for certain employees	The options are generally exercisable beginning from six to 48 months after being granted and have a maximum term of 10 years.
Stock options granted from the PPG Omnibus Plan, weighted average fair value per share	$ 17.97	$ 19.00	$ 13.45
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost that have not yet vested	7.0
Cost not yet recognized, period for recognition	1 year 6 months
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost that have not yet vested	11.0
Cost not yet recognized, period for recognition	1 year 6 months
Award vesting period	3 years
Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of the target award that is paid based on performance	0.00%	0.00%	0.00%
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of the target award that is paid based on performance	180.00%	180.00%	180.00%
Restricted Stock Units (RSUs) | 2009-2012 Performance Period
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of the target award that is assumed to vest for the purposes of expense recognition	100.00%
Restricted Stock Units (RSUs) | 2010-2013 Performance Period
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of the target award that is assumed to vest for the purposes of expense recognition	180.00%	180.00%	180.00%
Number of performance targets	4
Restricted Stock Units (RSUs) | 2010-2013 Performance Period | Performance Targets Met
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of performance targets	4
Restricted Stock Units (RSUs) | Performance Period 2011 to 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of the target award that is assumed to vest for the purposes of expense recognition		100.00%
Number of performance targets	2
Restricted Stock Units (RSUs) | Performance Period 2011 to 2013 | Performance Targets Met
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of performance targets	2
Contingent Share Grants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost that have not yet vested	$ 10.2
Cost not yet recognized, period for recognition	1 year 5 months		3 years
Award vesting period	3 years	3 years
Earned payout if the target performance is achieved	100.00%
Contingent Share Grants | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of the target award that is paid based on performance	0.00%	0.00%	0.00%
Contingent Share Grants | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of the target award that is paid based on performance	220.00%	220.00%	220.00%
Contingent Share Grants | 2009-2012 Performance Period
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share payout description			Dividend equivalents for the award period, which will be paid to participants with the award payout at the end of the period based on the actual number of contingent shares that are earned.
Contingent Share Grants | 2010-2013 Performance Period
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share payout description		Dividend equivalents for the award period, which will be paid to participants with the award payout at the end of the period based on the actual number of contingent shares that are earned.
Contingent Share Grants | Performance Period 2011 to 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share payout description	Dividend equivalents for the award period, which will be paid to participants with the award payout at the end of the period based on the actual number of contingent shares that are earned.